UNITED STATES
       SECURITIES AND EXCHANGE COMMISSION
            WASHINGTON, DC  20549

               FORM 13F

          FORM 13F COVER PAGE
REPORT FOR THE CALENDAR YEAR OR QUARTER END: JUNE 29, 2007

CHECK HERE IF AMENDMENT { };  AMENDMENT NUMBER:
THIS AMENDMENT (CHECK ONLY ONE);  { } IS A RESTATEMENT
                                  { } ADDS NEW ENDINGS ENTRIES

INSTITUTIONAL INVENSTMENT MANAGER FILING THIS REPORT

NAME:          J.P. Morgan Partners, LLC
ADDRESS:       1221 Avenue of the Americas
               New York, New York 10036
13F FILE NUMBER:  028-11933

THE  INSTITUTIONAL INVESTMENT  MANAGER FILING THIS REPORT
AND THE PERSON BY WHOM IT IS SIGNED HEREBY  REPRESENT THAT
THE PERSON SIGNING THE REPORT IS AUTHORIZED TO SUBMIT IT ,
THAT ALL INFORMATION CONTAINED HEREIN IS TRUE, CORRECT AND
COMPLETE , AND  THAT  IT IS  UNDERSTOOD THAT ALL  REQUIRED
ITEMS ,  STATEMENTS ,  SCHEDULES , LISTS  AND  TABLES  ARE
CONSIDERED INTEGRAL PARTS OF THIS FORM

THE PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

NAME:          RICHARD T MADSEN
TITLE:         SENIOR CONTROLLER
PHONE:            (212)899 6003
SIGNATURE, PLACE, AND DATE OF SIGNING:
RICHARD T MADSEN        NEW YORK, NY          AUGUST 09, 2007

REPORT TYPE (CHECK ONLY ONE):

{ }      13F HOLDINGS REPORT

{x}      13F NOTICE

{ }      13F COMBINATION REPORT

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:

FORM 13F FILE NUMBER    NAME
	28-694        JPMorgan Chase & Co.